Consolidated statements of operations and comprehensive Income (loss) (Parenthetical) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Commodity and foreign currency derivative tax	$ 21		$ 0	$ (20)
Pretax impairment charge of discontinued operations				$ 119,907
Predecessor [Member]
Commodity and foreign currency derivative tax		$ (68)